Liabilities related to associates and joint ventures - Summarized financial information of Samarco (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	$ 15,526	$ 22,360
Non current assets	71,368	67,082
Total assets	86,894	89,442
Current liabilities	13,891	15,198
Non current liabilities	35,645	38,938
Total liabilities	49,536	54,136
Net income (loss) for the year ended	18,870	22,468	$ 4,531
Samarco [Member]
IfrsStatementLineItems [Line Items]
Current assets	454	561
Non current assets	2,748	2,921
Total assets	3,202	3,482
Current liabilities	10,808	10,902
Non current liabilities	7,401	7,040
Total liabilities	18,209	17,942
Negative reserves	(15,007)	(14,460)
Net income (loss) for the year ended	$ 11	$ (3,208)